LOSS PER SHARE (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Earnings Per Share [Abstract]
Net loss available for common shareholders						$ (7,150,712)	$ (10,515,124)
Net loss per share-basic and diluted (in dollars per share)	$ (0.14)	$ (0.18)	$ (0.82)	$ (1.23)	$ (1.51)	$ (0.74)	$ (1.67)
Weighted average common shares outstanding-basic						9,601,525	6,280,563
Weighted average common shares outstanding diluted					839,583,895	9,601,525	6,280,563